DUE TO BANKS AND CORRESPONDENTS, International funds and others (Details) S/ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2023 USD ($) Bank	Dec. 31, 2022 USD ($) Bank	Dec. 31, 2023 PEN (S/)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				S/ 7,362,734			S/ 4,694,617
Nominal amount				S/ 65,749,481			S/ 63,818,334
Minimum [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Maturity date		January 2024	January 2023
Maximum [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Maturity date		April 2035	December 2031
Soles Currency [Member] | Minimum [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Interest rate		2.23%	2.23%	2.23%			2.23%
Soles Currency [Member] | Maximum [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Interest rate		9.33%	9.45%	9.33%			9.45%
Cross Currency Swap Contract [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Nominal amount		$ 60.0		S/ 222,500
Foreign Currency Forward [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Nominal amount		$ 14.7		54,400
Bank of America N.A. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				1,019,975			S/ 149
Club Deal Loan [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others	[1]			923,965			946,605
Wells Fargo Bank N.A. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				898,275			190,699
Bank of New York Mellon [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				593,440			572,100
International Finance Corporation (IFC) [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others	[2]			567,240			382,840
Standard Chartered Bank Hong Kong LTD [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				483,654			0
Sumitomo Mitsui Banking Corporation [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				426,535			0
Corporacion Financiera de Desarrollo (COFIDE) [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				409,890			503,538
Caixabank [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				370,900			190,700
Commerzbank AG [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				370,900			0
Banco De La Nacion [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				355,000			0
Citibank N.A. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				185,450			381,400
Zurcher Kantonalbank [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				185,450			95,350
Bradesco Bac Florida Bank [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				92,725			76,280
Banco BBVA Peru [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				60,000			114,000
Bancolombia S.A. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				58,171			59,604
Banco Bisa S.A. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				51,364			0
Banco Nacional de Bolivia S.A. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				50,994			0
Banco Internacional del Peru S.A.A. (Interbank) [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others	[3]			50,933			150,000
ICBC Peru Bank S.A. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				50,000			100,000
Notional amount					$ 20.0	S/ 74,200
Banco de Occidente [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				47,463			84,096
Bancoldex [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				45,292			126,957
Standard Chartered Bank [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				0			266,923
Scotiabank Peru S.A.A. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				0			120,000
The Toronto Dominion Bank [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				0			247,910
Others [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others				65,118			85,466
Wells Fargo Bank NY-Agent Administrative, Standard Chartered Bank, JP Morgan Chase Bank N.A., HSBC Bank and Bank of America [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Borrowing term		25 months	25 months
Number of foreign banks as borrowers | Bank		5	5
Wells Fargo Bank NY-Agent Administrative, Standard Chartered Bank, JP Morgan Chase Bank N.A., HSBC Bank and Bank of America [Member] | Interest Rate Swap [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Notional amount		$ 250.0	$ 250.0	S/ 927,300			S/ 927,300
Borrowings basis spread on variable rate, term		3 months
Borrowings basis spread on variable rate		0.015

[1]	The balances as of December 31, 2023 and 2022, include a loan under Club Deal Loan for 25 months for US$250.0 million equivalent to S/927.3 million, having five foreign banks as borrowers: Wells Fargo Bank NY - Agent Administrative, Standard Chartered Bank, JP Morgan Chase Bank N.A., HSBC Bank and Bank of America. Subsequently, in April 2023, JP Morgan Chase Bank carried out a partial assignment of its collection rights in favor of ICBC Perú Bank S.A. for US$20.0 million or S/74.2 million, making it the sixth borrower of the Deal Club.The loan accrues interest at a 3-month SOFR variable rate plus a spread of 1.5 percent. Likewise, the expenses linked to said transaction were deferred and are coming accruing proportionally over the life of the loan.
[2]	As of December 31, 2023, Mibanco maintain cross currency swaps (CCS) that were designated as cash flow hedges of certain repo operations in U.S. dollars for a nominal amount of US$60.0 million, equivalent to S/222.5 million.
[3]	As of December 31, 2023, Mibanco maintain a foreign currency forward for a nominal amount of US$14.7 million, equivalent to S/54.4 million.